S000075206 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
iShares U.S. Intermediate Government Bond Index Fund | iShares U.S. Intermediate Government Bond Index Fund
Prospectus [Line Items]
Annual Return [Percent]	6.41%	2.55%	4.49%